Share Based-Payment Reserves	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Share Based-Payment Reserves

Note 15. Share Based-Payment Reserves

	Consolidated
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$

Share-based payments reserve	7,981,298	9,061,897	8,726,228

Share-based payments reserve

The reserve is used to recognize the value of equity benefits provided to employees and directors as part of their remuneration, and other parties as part of their compensation for services.

Movements in reserves

Movements in each class of reserve during the financial years are set out below:

	Consolidated
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$

Opening balance	9,061,897	8,726,228	7,309,323
Options expense in period (note 28)	(1,261,489)	798,798	1,116,829
Performance rights granted (note 28)	-	(463,129)	300,076
Broker options (note 28)	180,890	-	-

Closing balance	7,981,298	9,061,897	8,726,228